SHARE CAPITAL - Share Based Payments - Share Option Plan (Details)	12 Months Ended
	Dec. 31, 2019 Options $ / shares shares	Dec. 31, 2018 Options $ / shares
SHARE CAPITAL
Number of shares reserved for future issuance | shares	7,500,000
Expiration period, in years	5 years
Summary of options outstanding and exercisable
Options outstanding, Beginning of the period | Options	3,176,518	2,716,903
Options outstanding, Granted | Options	1,211,565	906,565
Options outstanding, Exercised | Options	(508,964)	(192,000)
Options outstanding, Forfeited | Options	(45,000)	(229,950)
Options outstanding, Cancelled | Options		(25,000)
Options outstanding, End of the period | Options	3,834,119	3,176,518
Options which have vested and are exercisable | Options	2,216,772
Weighted average exercise price per option, Beginning of the period | $ / shares	$ 2.28	$ 1.88
Weighted average exercise price per option, Granted | $ / shares	5.38	3.30
Weighted average exercise price per option, Exercised | $ / shares	1.62	1.08
Weighted average exercise price per option, Forfeited | $ / shares	5.18	2.81
Weighted average exercise price per option, Cancelled | $ / shares		1.08
Weighted average exercise price per option, End of the period | $ / shares	3.31	$ 2.28
Weighted average exercise price per option, Options which have vested and are exercisable | $ / shares	$ 2.21